Trade and other payables and Related party trade payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade and Other Payables and Related Party Trade Payables

	As of December 31,
	2018	2017
	(Thousands of yen)
Trade payables	1,954,071	1,162,350
Related party trade payables	5,189,472	3,288,093
Account payables-other	1,131,962	710,562
Others	531,995	278,637

	8,807,500	5,439,642

Trade and other payable	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093

Total	8,807,500	5,439,642